Other Receivables And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Government institutions	$ 1,054		$ 625
Prepaid expenses	563		492
Short-term severence pay deposits	574
Receivables under contractual obligations to be transferred to others	2,377	[1]
Other Receivables	781		830
Total other receivables and prepaid expenses	$ 5,349		$ 1,947

[1]	The Company's subsidiary in Poland is required to collect certain fees that are to be transferred to local authorities.